MONITREND
                                   MUTUAL FUND



                                GROWTH & INCOME
                                      GOLD
                               GOVERNMENT INCOME
                                     GROWTH
                                GAMING & LEISURE
                                   TECHNOLOGY
                   PIA ADJUSTABLE RATE GOVERNMENT SECURITIES
                                     SERIES



                                   Monitrend
                                  MUTUAL FUND

                       ANNUAL REPORT - November 30, 1996

                                   MONITREND
                                   MUTUAL FUND



                                GROWTH & INCOME
                                      GOLD
                               GOVERNMENT INCOME
                                     GROWTH
                                GAMING & LEISURE
                                   TECHNOLOGY
                   PIA ADJUSTABLE RATE GOVERNMENT SECURITIES
                                     SERIES



                             MONITREND MUTUAL FUND
                  Schedule of Investments - November 30, 1996

GROWTH & INCOME FUND


Shares                                                 Value
-------                                                -----

COMMON STOCKS                      93.91%

                    Aerospace & Defense  .75%
   480              Ball Corporation ...........   $  11,760

                    Airlines       3.33%
   190              AMR Corporation Delaware*...      17,338
   220              Delta Airlines..............      16,555
   730              Southwest Airlines..........      18,068
                                                      ------
                                                      51,961
                                                     --------
                    Automobiles & Trucks 6.55%
   500              Chrysler Corp..............       17,750
   230              Echlin Inc.................        7,734
   480              Ford Motor Co..............       15,720
   290              General Motors Corp........       16,711
   280              Goodyear Tire & Rubber Co..       13,580
   240              Paccar Inc.................       16,020
   150              TRW Inc....................       14,606
                                                     -------
                                                     102,121
                                                     --------
                    Banking        7.96%
   400              BancOne Corp...............        19,050
   200              Bankamerica Corp...........        20,600
   190              Citicorp...................        20,757
   580              MBNA Corp..................        23,417
   280              Mellon Bank Corp...........        20,230
   430              Norwest Corp...............        20,103
                                                     --------
                                                     $124,157
                                                     --------
                    Building Maintenance 1.10%
   320              Dover Corporation.........         17,080
                                                       ------


                    Business Machines 2.64%
   335              Hewlett-Packard Co.........        18,048
   145              International Business
                      Machines................         23,109
                                                       ------
                                                       41,157
                                                       ------

                    Capital Goods 3.11%
   380              Crane Co..................         17,765
   425              Deere & Co................         18,966
   280              Tandy Corporation.........         11,795
                                                     --------
                                                       48,526
                                                     --------

                    Chemicals      3.65%
   160              Dow Chemical Co............        13,400
   200              Eastman Chemical Co........        11,425
   250              Great Lakes Chemical Corp..        13,406
   220              Raychem Corp...............        18,755
                                                     --------
                                                       56,986
                                                     --------
                    Consumer Durables 0.80%
   250              Whirlpool Corp.                    12,500
                                                     --------

                    Consumer Products 1.77%
   280              American Brands Inc.........       13,370
   500              American Greetings
                       Corp "A" ................       14,156
                                                     --------
                                                       27,526
                                                     --------

                    Drugs          3.51%
   760              Humana Inc.*...............        14,345
   290              Merck & Co. Inc............        24,070
   400              Millipore Corp.............        16,350
                                                       ------
                                                       54,765
                                                      -------

                    Electronics    2.92%
   360              AMP Inc....................        13,770
   250              Intel Corp.................        31,703
                                                     --------
                                                       45,473
                                                     --------

                       See notes to financial statements


                             MONITREND MUTUAL FUND
             Schedule of Investments - November 30, 1996 (continued)

GROWTH & INCOME FUND (continued)



Shares                                                 Value
-------                                                -----
                    Energy/Raw Materials 3.78%
   380              Coastal Corp...............      $ 18,287
   830              Oryx Energy Co.*...........        17,223
   310              Trinova....................        11,315
   400              USX Corp. (USX-US Steel)...        12,050
                                                     --------
                                                       58,875
                                                     --------
                    Engineering/Construction 1.97%
   480              Browning Ferris Inds Inc...        12,900
   225              Caterpillar Inc............        17,803
                                                     --------
                                                       30,703
                                                     --------

                    Finance 10.17%
   280              American Express Co........        14,630
   280              Beneficial Corp............        17,395
   630              Block, H&R Inc.............        18,427
   330              Corestates Financial Corp..        17,779
   190              Federal Home Loan
                      Mortgage Corp............        21,707
   480              Federal National
                      Mortgage Assn............        19,800
   250              Golden West Financial Corp.        16,875
   250              Merrill Lynch & Co. Inc....        20,063
   150              Transamerica Corp..........        11,906
                                                       ------
                                                       158,582
                                                       -------

                    Food & Beverages 2.81%
   150              Kimberly Clark Corp........        14,662
   155              Philip Morris Cos Inc......        15,984
   620              Wendy's Intl. Inc..........        13,253
                                                       -------
                                                       43,899
                                                       -------
                    Forest Products 0.83%
   280              Weyerhaeuser Co............        12,880
                                                       -------

                    Healthcare 1.68%
   337              Columbia/HCA Healthcare
                       Corp...................         13,480
   570              Tenet Healthcare Corp.*...         12,754
                                                       -------
                                                       26,234
                                                       -------

                    Home Building & Supplies 1.59%
   280              Owens-Corning*............         12,005
   420              Pulte Homes Corp..........         12,863
                                                       ------
                                                       24,868
                                                       -------
                    Insurance 8.57%
   300              Allstate Corp...............       18,075
   157              American Int'l Group........       18,055
   300              Chubb Corp..................       16,275
   100              General RE Corp.............       16,875
   230              Loews Corp..................       21,333
   380              Safeco Corp.................       15,865
   280              Torchmark Corp..............       14,560
   280              Travelers Inc...............       12,600
                                                      -------
                                                      133,638
                                                      -------

                    Manufacturing  1.05%
   700              ITT Industries Inc.........        16,363
                                                       -------

                    Medical Equipment 1.75%
   770              Biomet Inc.................        12,753
   330              Mallinckrodt Inc...........        14,520
                                                       -------
                                                       27,273
                                                       -------

                    Miscellaneous  3.20%
   540              Dana Corporation...........        16,807
   200              Johnson Controls Inc.......        15,500
   540              UST Inc....................        17,618
                                                       -------
                                                       49,925
                                                       -------

                             MONITREND MUTUAL FUND
             Schedule of Investments - November 30, 1996 (continued)

GROWTH & INCOME FUND (continued)



Shares                                                 Value
-------                                                -----
                    Non-Ferrous Metals 1.75%
   400              Asarco Inc.................       $10,900
   360              Timken Co..................        16,425
                                                      -------
                                                       27,325
                                                      -------

                    Oil & Gas 3.72%
   190              Amoco Corp.................        14,749
   520              Sun Oil Co.................        13,000
   280              Tenneco Inc................        14,280
   700              USX Marathon Group.........        16,012
                                                      -------
                                                       58,041
                                                      -------

                    Packaging/Paper Products 0.94%
   950              Stone Container Corp.......        14,606
                                                      -------
                    Railroads 0.75%
   130              Burlington Northern
                      Santa Fe Corp............        11,684
                                                      -------

                    Retail 3.10%
   380              Hasbro Inc.................        15,628
   770              Limited Inc................        13,860
   810              Price/Costco Inc...........        18,883
                                                      -------
                                                       48,371
                                                      -------
                    Semiconductor/Computer 1.16%
   600              LSI Logic Corporation*.....        18,075
                                                      -------

                    Telecommunications 2.80%
   610              MCI Communications Corp....        18,643
   330              Sprint Corp................        13,819
   360              US West Inc.
                       Communications Group....        11,250
                                                      -------
                                                       43,712
                                                      -------

                    Transportation 2.76%
    340             CSX Corp...................        15,895
    320             Federal Express*...........        14,160
    430             Ryder System Inc...........        13,061
                                                       ------
                                                       43,116
                                                       ------
                    Utilities 1.44%
    510             Panenergy Corp.............        22,440
                                                       ------

TOTAL COMMON STOCKS
                      (cost $1,136,440)........     1,464,622
                                                    ---------

SHORT TERM INVESTMENTS 4.68%
  73,000            Star Treasury Fund
                     (cost $73,000)............        73,000
                                                       ------

TOTAL INVESTMENTS 98.59%
                     (cost $1,209,440)........      1,537,622
Other assets less liabilities............1.41%         21,937
                                                    ---------
TOTAL NET ASSETS ......................100.00%      1,559,559
                                                    =========



GOLD FUND

Shares                                                 Value
-------                                                -----

COMMON STOCKS  95.59%

                    Gold & Precious Metal 95.59%
13,000              Amax Gold Inc.*...........         78,000
 5,000              Alta Gold Co.*............         19,531
 6,000              Barrick Gold Corp.........        180,000
 6,000              Battle Mountain Gold Co...         43,500
 3,500              Coeur D'Alene Mines Corp..         51,187
12,500              Canyon Resources Corp.*...         32,031
 5,000              Crown Resources Corp.*....         27,500



                       See notes to Financial Statements

                             MONITREND MUTUAL FUND
             Schedule of Investments - November 30, 1996 (continued)

GOLD FUND (continued)


Shares                                                 Value
-------                                                -----
13,300              Dayton, Inc.*............       $  72,583
20,000              El Callao Mining Corp.*..          24,057
 2,000              Euro-Nevada Mining*......          54,945
 8,000              Gold Corp Inc.*..........          70,000
10,000              Golden Queen
                      Mining Ltd.*...........          17,820
10,000              Homestake Mining Co......         151,250
 4,000              Miramar Mining Corp.*....          19,305
 3,500              Newmont Mining Corp......         167,562
25,000              Omni Resources Inc.*.....          14,850
 4,500              Placer Dome Inc..........         106,313
 2,500              Pioneer Group............          60,469
10,000              Richmont Mines Inc.*.....          43,065
10,000              River Gold Mines Ltd.*...          29,700
 5,000              Santa Fe Pacific
                       Gold Corp.............          57,500
30,000              South American Gold &
                       Copper Ltd.*..........          42,991
 4,000              Stillwater Mining Co.*...          69,500
 8,000              USMX Inc.*...............          12,000
99,500              Venoro Gold Corp.,
                       Class "A" *...........          17,731
                                                       ------
                                                    1,463,390
                                                    ---------

                    Non-Ferrous Metal 0.00%
100,000             Banner Mining Corp.*.....               0
                                                    ---------

TOTAL COMMON STOCKS
                       (cost $1,706,649).....       1,463,390
                                                    ---------

SHORT TERM INVESTMENTS 4.63%
 70,886             Star Treasury Fund
                       (cost $70,886)........          70,886
                                                    ---------
TOTAL INVESTMENTS ....................100.22%
                       (cost $1,777,535)            1,534,276
Other assets less liabilities......... (0.22)%         (3,409)
                                                    ---------
TOTAL NET ASSETS .....................100.00%       1,530,868
                                                    =========


GOVERNMENT INCOME FUND

Principal
Value                                                  Value
-------                                                -----

LONG TERM INVESTMENTS 74.43%

                    Asset Backed   12.34%
 30,000             Prudential 1993-59 A5 7.125%
                       due 12/25/20............      $ 29,700
 75,000             Structured Asset Sec 6.87%
                       due 08/25/26............        74,719
 45,000             W.R. Berkley, 9.875%
                       due 05/15/08............        55,158
                                                     ---------
                                                      159,577
                                                    ---------

                    Corporate 8.64%
100,000             Westvaco 10.125%,
                       due 06/01/19............       111,640
                                                    ---------
                    Government Agencies 17.30%
158,957             FNMA CMO 11.00%, due
                       04/25/07................       158,799
 22,734             GNMA 9.50%, due 09/15/19...        24,893
 39,324             GNMA Arm Pool 8927 6.50%,
                      due 07/20/26.............        39,987
                                                    ---------
                                                      223,679
                                                    ---------
                    U.S. Government Securities 36.15%
180,000             U.S. Treasury Notes 6.50%
                       due 05/15/05............       185,569
290,000             U.S. Treasury Bond 6.25%
                       due 08/15/23............       281,753
                                                    ---------
                                                      467,322
                                                    ---------

TOTAL LONG TERM INVESTMENTS
                       (cost $933,180)                962,218
                                                    ---------

SHORT TERM INVESTMENTS 4.54%
 15,000             U.S. Treasury Bill, due
                    05/29/97...................        14,628
 44,000             Star Treasury Fund.........        44,000
                                                    ---------
TOTAL SHORT TERM INVESTMENTS
                       (cost $58,593)..........        58,628
                                                    ---------


                             MONITREND MUTUAL FUND
             Schedule of Investments - November 30, 1996 (continued)

GOVERNMENT INCOME FUND (continued)

Principal
Value                                                  Value
-------                                                -----

TOTAL INVESTMENTS......................78.97%
                    (cost $991,773)...........     $1,020,846
Other assets less liabilities..........21.03%         271,915
                                                    ---------
TOTAL NET ASSETS......................100.00%       1,292,761
                                                    ---------


GROWTH FUND

Shares                                                 Value
-------                                                -----

COMMON STOCKS 94.43%

                    Auto Parts     2.76%
   800              Autozone Inc.*.............        19,700

                    Biotechnology  5.10%
   600              Quintriles Trans
                       Nat'l.Corp.*...........         36,450

                    Building Supplies 2.92%
   400              Home Depot Inc.............        20,850

                    Clothing & Apparel 2.04%
 1,000              Urban Outfitters Inc.*....         14,625

                    Communication 12.07%
   730              Ascend Communications
                       Inc.*..................         51,967
 1,090              Hummingbird
                       Communication Ltd.*....         34,403
                                                     --------
                                                       86,370
                                                     --------
                    Computer Hardware 11.50%
   400              CDW Computer Centers Inc.*.        26,650
   800              Cabletron Systems Inc.*....        32,300
   400              Sun Microsystems*..........        23,275
                                                     --------
                                                       82,225
                                                     --------

                    Computer Software 16.06%
   800              Cisco Systems Inc.*........        54,350
 1,000              Informix Corp.*............        23,687
   750              Oracle Corp.*..............        36,844
                                                      -------
                                                      114,881
                                                      -------

                    Drugs and Hospital Supplies 12.33%
 1,000              Arterial Vascular
                      Engineering*.............        17,062
 1,400              Gulf South Medical Supply*.        40,775
   780              Watson
                      Pharmaceutical Inc.*.....        30,371
                                                      -------
                                                       88,208
                                                      -------
                    Manufacturing 6.54%
  1,260             Sawtek, Inc.*..............        46,778
                                                      -------
                    Miscellaneous 4.84%
  1,100             P-Com Inc.*................        34,650

                    Retail 8.41%
  1,080             Bed Bath & Beyond Inc.*....        28,283
    800             Kohl's Corp.*..............        31,900
                                                      -------
                                                       60,183
                                                      -------
                    Technology 9.86%
    660             CBT Group*................         37,950
    730             Synopsis*.................         32,576
                                                      -------
                                                       70,526
                                                      -------

TOTAL COMMON STOCKS
                       (cost $410,315)........        675,446
                                                      -------
SHORT TERM INVESTMENTS 3.50%
 25,000             Star Treasury Fund
                       (cost $25,000).........         25,000
                                                      -------


                             MONITREND MUTUAL FUND
             Schedule of Investments - November 30, 1996 (continued)

GROWTH FUND (continued)


Shares                                                 Value
-------                                                -----

TOTAL INVESTMENTS...................... 97.93%
                       (cost $435,315).........     $ 700,446
Other assets less liabilities............2.07%         14,840
                                                      -------
TOTAL NET ASSETS.......................100.00%        715,286
                                                      =======


GAMING AND LEISURE FUND

Shares                                                 Value
-------                                                -----

COMMON STOCKS 30.72%

                    Casino/Hotel 12.77%
 1,000              Casino America Inc.*.........       3,500
   700              Harrah's Entertainment Inc.*.      12,425
   500              Harvey's Casino Resorts......       8,312
   500              Station Casinos Inc.*........       5,313
                                                      -------
                                                       29,550
                                                      -------
                    Casinos        4.54%
   700              Rio Hotel & Casino Inc.*....       10,500
                                                      -------
                    Supplies       3.49%
 1,000              Paul-son Gaming Inc.*.......        8,062
                                                      -------
                    Technology     3.85%
   675              Casino Data Systems*........        8,902
                                                      -------
                    Video Games Manufacturers 6.07%
 3,000              Alliance Gaming Corp.*......       10,594
   500              Mikohn Gaming Corp.*........        3,437
                                                      -------
                                                       14,031
                                                      -------
TOTAL COMMON STOCKS
                       (cost $111,100)..........   $   71,045
                                                      -------
SHORT TERM INVESTMENTS    8.65%
20,000              Star Treasury Fund
                       (cost $20,000)...........       20,000
                                                      -------
TOTAL INVESTMENTS........................39.37%
                       (cost $131,100)..........       91,045
Other assets less liabilities............60.63%       140,200
                                                      -------
TOTAL NET ASSETS.....................   100.00%       231,245
                                                      =======


TECHNOLOGY FUND (continued)

Shares                                                 Value
-------                                                -----

COMMON STOCKS 87.95%

                    Biotechnology  4.03%
 1,000              Cor Therapeutics Inc*.......       10,563
 2,000              Sugen, Inc.*................       25,125
                                                      -------
                                                       35,688
                                                      -------
                    Communications 4.32%
   800              Level One
                       Communications Inc.*.....       27,500
   600              Octel Communications
                       Corp.*...................       10,800
                                                       ------
                                                       38,300
                                                       ------

                    Computers 17.87%
 2,000              Adaptive Solutions Inc.*....        2,469
   500              Adobe Systems Inc...........       19,781
 2,000              Diamond Multimedia
                       Systems Inc.*............       25,500
   200              Intel Corp..................       25,362
 1,000              Read-Rite Corp..............       22,187
 1,000              Seagate Technology Inc.*....       39,500




                       See notes to financial statements



                             MONITREND MUTUAL FUND
             Schedule of Investments - November 30, 1996 (continued)


TECHNOLOGY FUND (continued)

Shares                                                 Value
-------                                                -----

 1,000              Sequent Computer
                       Systems Inc.*...........      $  16,937
 1,000              Sonic Solutions*...........          6,688
                                                      --------
                                                       158,424
                                                      --------

                    Medical Devices 9.85%
 2,000              Abaxis Inc.*................         6,812
   300              Biocircuits Corp.*..........           853
 5,000              Cytel Corp.*................        19,219
   400              Human Genome Sciences Inc.*.        14,700
 5,000              InSite Vision Inc.*.........        21,719
 1,500              Sequana Therapeutics Inc.*..        24,000
                                                      --------
                                                        87,303
                                                     --------

                    Pharmaceuticals     22.93%
 1,000              Amylin Pharmaceuticals
                       Inc.*....................        12,062
 5,000              Anergen Inc.*...............        16,562
 1,500              Arris Pharmaceuticals
                       Corp.*...................        19,594
 4,000              Celtrix Pharmaceuticals
                       Inc.*....................         8,500
 1,200              Chiron Corp.*...............        23,325
 2,000              Cocensys Inc.*..............        12,125
   800              Cortex Pharmaceuticals
                       Inc.*....................         4,050
 2,000              Corvas International Inc.*..         8,250
 1,500              Isis Pharmaceuticals*.......        24,375
 1,500              Ligand Pharmaceutical Inc.*.        18,094
 2,000              Ribozyme Pharmaceuticals
                       Inc.*....................        22,875
 1,800              Vical Inc.*.................        33,525
                                                      --------
                                                       203,337
                                                      --------

                    Semi-Conductors     24.45%
   800              Applied Materials Inc.*.....        30,600
 1,000              Cirrus Logic Inc.*..........        19,687
 2,000              Cypress Semiconductors Corp.        24,500
 2,500              Genus Inc.*.................        17,188

 2,500              Intergrated Device
                       Tech Inc.*...............        31,094
 6,000              Mattson Technology Inc.*....        62,625
 2,000              Plasma & Materials
                        Technologies Inc.*......        31,000
                                                      --------
                                                       216,694
                                                      --------

                    Software 3.16%
 4,000              Ross Systems Inc.* ........         28,000
                                                      --------
                    Telecommunications 1.34%
 2,500              Euphonix Inc.* ............         11,875
                                                      --------
TOTAL COMMON STOCKS
                     (cost $667,624)...........        779,621
                                                      --------
SHORT TERM INVESTMENTS 2.80%
24,823              Star Treasury Fund
                     (cost $24,823) ...........         24,823
                                                      --------

TOTAL INVESTMENTS .....................90.75%
                      (cost $692,447)..........        804,444

COMMON STOCKS SOLD SHORT
 (200)              Qualcomm Inc........(.94%)          (8,375)

Other assets less liabilities..........10.19%           90,295
                                                      --------
TOTAL NET ASSETS .....................100.00%          886,364
                                                       =======


                       See notes to financial statements


LONG TERM INVESTMENTS 75.23%

                    Adjustable Rate Securities 68.90%
    16,741          Bear Stearns 1987-2B,
                       due 02/20/15...............   $  16,762
   500,000          FHLB L-1998, due 01/15/98.....     491,562
    77,734          FHLMC 1300 FA, due 07/15/04...      77,734
   632,760          FHLMC 609231, due 02/01/24....     646,997
   572,175          FHLMC  ARM 755204, due 08/01/15    589,341
   250,000          FHLMC CMO 1210 F, due 01/15/18     251,563
    27,189          FHLMC CMO 1492FD, due 03/15/23      26,645
11,000,000          GNMA ARM 80013, due 11/20/26..  11,285,312
   206,451          GNMA ARM 8927, due 07/20/26...     209,935
   495,811          GNMA ARM 8951, due 08/20/26...     504,178
                                                   -----------
                                                    14,100,029
                                                   -----------


                    Collateralized Mortgage Obligations 4.69%
   100,000          FNMA 92-143 G, 6.75%,
                       due 10/25/18...............     100,375
    24,462          FNMA CMO 90-91 E, 7.30%,
                       due 01/25/16...............      24,462
   847,680          FNMA CMO 91-113 F, 5.189%,
                       due 03/25/02...............     835,230
                                                   -----------
                                                       960,067
                                                   -----------


                    Miscellaneous 1.52%
    55,852          FNMA 91-121 F, due 09/25/98...      55,887
    56,724          FNMA 91-79, due 07/25/98......      56,830
   200,000          Prudential Home Ser 1993-59,
                       due 12/25/20...............     198,000
                                                   -----------
                                                       310,717
                                                   -----------


                    U.S. Treasury Notes 0.12%
    25,000          U.S. Treasury Note 8.50%,
                       due 05/15/97...............   $  25,367
                                                   -----------

TOTAL LONG TERM INVESTMENTS
                   (cost $15,304,875).............  15,396,179
                                                   -----------

SHORT TERM INVESTMENTS 23.73%
   175,000          Star Treasury Fund............     175,000
 4,900,000          U.S. Treasury Bill,
                       due 10/16/97...............   4,680,549
                                                   -----------

TOTAL SHORT TERM INVESTMENTS
                    (cost $4,851,390).............   4,855,549
                                                   -----------

TOTAL INVESTMENTS.......................... 98.96%
                    (cost $20,156,265)............  20,251,728
Other assets less liabilities............... 1.04%     212,444
                                                   -----------
TOTAL NET ASSETS.......................... 100.00% $20,464,172
                                                   ===========


* Non income producing security



                       See notes to financial statements



                            MONITREND MUTUAL FUND
            Statement of Assets and Liabilities - November 30, 1996




                                                                 GROWTH &                       GOVERNMENT
                                                                 INCOME               GOLD        INCOME

Assets
     Investments in securities, at value (See Note 5).......... $1,537,622        $1,534,276     $1,020,846
     Cash......................................................     26,882             4,000        265,333
     Receivable for securities sold............................     19,531                 0              0
     Receivable for fund shares sold ..........................          0                 0            380
     Income receivable.........................................      3,615             1,279         13,684
     Due from investment advisers .............................      3,163             2,835          7,129
     Prepaid expenses and other................................          0                 0              0
                                                                 ---------         ---------      ---------
          Total Assets ........................................  1,590,813         1,542,390      1,307,372
                                                                 ---------         ---------      ---------
Liabilities
     Securities sold short, at value...........................          0                 0              0
     Payable for securities purchased .........................          0                 0              0
     Accrued expenses and other................................     31,254            11,522          8,906
     Dividends payable.........................................          0                 0          5,705
     Due to investment advisers................................          0                 0              0
                                                                 ---------           -------        -------
          Total Liabilities....................................     31,254            11,522         14,611
                                                                 ---------           -------        -------

Net Assets
     Capital stock, no par value; unlimited shares authorized;
        shares outstanding*....................................  1,356,488         3,875,133      1,574,439
     Undistributed net investment income.......................        174                 0             71
     Accumulated net realized gain (loss) on investments.......   (125,285)       (2,101,006)      (310,822)
     Net unrealized appreciation (depreciation) on
        investments............................................    328,182          (243,259)        29,073
                                                                 ---------         ---------      ---------
          Net Assets........................................... $1,559,559        $1,530,868     $1,292,761
                                                                 =========         =========      =========
Calculation of Maximum Offering Price
     Net asset value and redemption price per share...........  $    26.64        $     8.29     $    13.59
     Maximum sales charge
       (4.50% of offering price; 1.25% for PIA Adjustable
        Rate Series)..........................................        1.26               .39            .64
                                                                 ---------         ---------        -------
     Offering price to public.................................  $    27.90        $     8.68      $   14.23
                                                                 =========         =========        =======
     *Shares outstanding......................................      58,539           184,624         95,121



                       See notes to financial statements


                            MONITREND MUTUAL FUND
            Statement of Assets and Liabilities - November 30, 1996


                                                                                                                  PIA
                                                                                 GAMING &                    ADJUSTABLE RATE
                                                                      GROWTH     LEISURE    TECHNOLOGY     GOVERNMENT SECURITIES

 Assets
     Investments in securities, at value (See Note 5)..........       $700,446  $  91,045   $ 804,444        $20,251,728
     Cash......................................................         19,662    136,869      74,406            199,090
     Receivable for securities sold............................              0          0           0                  0
     Receivable for fund shares sold ..........................              0          0           0                  0
     Income receivable.........................................             90         85         100             99,395
     Due from investment advisers .............................          3,948      4,125       3,410                  0
     Prepaid expenses and other................................              0      4,063      19,092              5,815
                                                                       -------    -------     -------         ----------
         Total Assets .........................................        724,146    236,187     901,452         20,556,028
                                                                       -------    -------     -------         ----------
Liabilities

     Securities sold short, at value...........................              0          0       8,375                 0
     Payable for securities purchased .........................              0          0           0            83,202
     Accrued expenses and other................................          8,860      4,942       6,713             6,620
     Dividends payable.........................................              0          0           0                 0
     Due to investment advisers................................              0          0           0             2,034
                                                                         -----      -----      ------            ------
          Total Liabilities....................................          8,860      4,942      15,088            91,856
                                                                         -----      -----      ------            ------
Net Assets
     Capital stock, no par value; unlimited shares authorized;
        shares outstanding*....................................        422,714    335,353     747,771        20,352,952
     Undistributed net investment income.......................              0          0           0                 0
     Accumulated net realized gain (loss) on investments.......         27,441    (64,053)     28,148            15,757
     Net unrealized appreciation (depreciation) on
        investments............................................        265,131    (40,055)    110,445            95,463
                                                                      --------    -------     -------        ----------
          Net Assets...........................................     $  715,286  $ 231,245  $  886,364       $20,464,172
                                                                      --------    -------     -------        ----------



Calculation of Maximum Offering Price
     Net asset value and redemption price per share............        $19.63   $    7.19   $   20.51       $    10.21
     Maximum sales charge
       (4.50% of offering price; 1.25% for PIA Adjustable
       Rate Series)............................................           .92         .34         .97              .13

     Offering price to public..................................        $20.55       $7.53      $21.48       $    10.34

     *Shares outstanding.......................................        36,442      32,161      43,226        2,003,642




                       See notes to financial statements



                            MONITREND MUTUAL FUND
            Statement of Operations -For the Year Ended November 30, 1996




                                                             GROWTH &                          GOVERNMENT
                                                              INCOME            GOLD              INCOME
Investment Income
     Interest.............................................   $   2,129          $  3,188        $   63,292
     Dividends............................................      31,795             4,871                 0
     Other income ........................................         106               169               104
                                                                ------             -----            ------
          Total investment income                               34,030             8,228            63,396
                                                                ------             -----            ------

Expenses
     Distributor fees (Note 4)............................      11,998            11,658               795
     Adviser & sub-adviser fees (Note 3)..................       9,258            12,617             3,924
     Transfer agent fees .................................       9,327             9,378             9,485
     Administrative fees (Note 3).........................      14,407            16,325            15,582
     Custodian fees ......................................       1,654             1,679             1,663
     Audit fees ..........................................       8,620             8,019             7,722
     Legal fees ..........................................       5,440             7,565             5,587
     Registration fees ...................................       7,170             3,877             4,510
     Trustees' fees ......................................           0             1,298               539
     Insurance expense ...................................       1,187             1,080               569
     Printing expense.....................................       3,743             1,003             3,228
     Amortization of deferred organization expenses.......           0                 0                 0
     Postage expense......................................       1,035               975               932
     Other expenses.......................................       1,949             2,330             1,477
                                                                ------            ------            ------
     Total expenses.......................................      75,788            77,804            56,014
     Less: Expense reimbursement from adviser and
        sub-adviser ......................................     (42,311)          (47,852)          (45,409)
                                                                ------            ------            ------
     Net expenses.........................................      33,477            29,952            10,605
                                                                ------            ------            ------
     Net Investment Income (Loss).........................         553           (21,724)           52,791
                                                                ------            ------            ------
Realized and Unrealized Gain (Loss) on Investments
     Net Realized Gain (Loss) on Investments..............     212,958           214,071           (16,768)
     Net Change in Unrealized Appreciation on Investments.     106,973          (126,563)            7,296
                                                               -------           -------            ------
     Net Gain (Loss) on Investments.......................     319,931            87,508           (9,472)
                                                              ========          ========           =======
     Net Increase (Decrease) in Net Assets Resulting from
        Operations .......................................   $ 320,484         $  65,784       $   43,319
                                                              ========         =========        =========


                      See notes to financial statements



                            MONITREND MUTUAL FUND
            Statement of Operations -For the Year Ended November 30, 1996



                                                                                                                PIA
                                                                                 GAMING &                 ADJUSTABLE RATE
                                                                    GROWTH       LEISURE    TECHNOLOGY    GOVERNMENT SECURITIES


Investment Income
     Interest...............................................        $  664      $    925      $1,054      $ 324,249
     Dividends..............................................           115           130         106              0
     Other income ..........................................           104           105         432              0
                                                                     -----         -----       -----        -------
          Total investment income...........................           883         1,160       1,592        324,249
                                                                     -----         -----       -----        -------
Expenses
     Distributor fees (Note 4)..............................         4,103         2,576       5,154          2,377
     Adviser & sub-adviser fees (Note 3)....................         5,136         4,318       5,770         18,898
     Transfer agent fees ...................................         8,995         8,883       9,139          8,901
     Administrative fees (Note 3)...........................        15,637        15,841      16,238         15,435
     Custodian fees.........................................         1,686         1,558       1,711          1,905
     Audit fees ............................................         7,316         3,514       5,487          3,058
     Legal fees ............................................         5,788         5,721       5,895          5,404
     Registration fees......................................         5,827         3,503       2,422          2,276
     Trustees' fees  .......................................         1,144           891       1,501              0
     Insurance expense......................................           458           552         199            453
     Printing expense.......................................         3,082         2,257       3,215          3,170
     Amortization of deferred organization expenses.........             0         2,039       2,039              0
     Postage expense........................................           825           810         812            723
     Other expenses.........................................           310           307         835          2,238
                                                                    ------        ------      ------         ------
     Total expenses ........................................        60,307        52,770      60,417         64,838
     Less: Expense reimbursement from adviser
        and sub-adviser ....................................       (48,756)      (43,630)    (46,897)       (40,863)
                                                                    ------        ------     -------         ------
     Net expenses ..........................................        11,551         9,140      13,520         23,975
                                                                    ------        ------      ------         ------
     Net Investment Income (Loss)...........................       (10,668)       (7,980)    (11,928)       300,274
                                                                    ------         -----      ------        -------

Realized and Unrealized Gain (Loss) on Investments
     Net Realized Gain (Loss) on Investments ...............        89,453        49,534     20,751         19,098
     Net Change in Unrealized Appreciation on Investments...        41,380       (10,287)    87,955         87,797
                                                                   -------        ------    -------        -------
     Net Gain (Loss) on Investments.........................       130,833        39,247    108,706        106,895
                                                                   -------        ------    -------        -------
     Net Increase (Decrease) in Net Assets Resulting from
     Operations.............................................    $  120,165      $ 31,267   $ 96,778       $407,169
                                                                   =======       =======    =======        =======

                       See notes to financial statements


                             MONITREND MUTUAL FUND
                       Statement of Changes in Net Assets



                                                                                                         GOVERNMENT
                                                   GROWTH & INCOME                 GOLD                     INCOME
                                               For the      For the        For the      For the      For the       For the
                                              year ended   year ended     year ended   year ended   year ended    year ended
                                               Nov. 30,     Nov. 30,       Nov. 30,     Nov. 30,     Nov. 30,      Nov. 30,
                                                 1996        1995           1996         1995         1996          1995

Operations
     Net investment income (loss)..........   $    553   $   1,430       $(21,724)    $  (7,698)    $  52,791     $  56,283
     Net realized gain (loss) on
        investments........................    212,958     394,222        214,071       (87,795)      (16,768)      (12,593)
     Net change in unrealized appreciation
        on investments.....................    106,973     (24,831)      (126,563)      115,564         7,296        90,339
                                               -------     -------        -------       -------        ------
     Net increase (decrease) in net assets
        resulting from operations..........    320,484     370,821         65,784        20,071        43,319       134,029
                                               -------     -------        -------       -------        ------
     Net equalization (debits) credits.....          0           0              0             0         1,072          (369)
                                               -------     -------        -------       -------        ------       -------

Dividends Paid to Shareholders
     Dividends from net investment income..    (1,285)     (8,456)              0             0       (54,239)      (55,964)
     Dividends from capital gain...........         0           0               0             0             0             0
                                               ------     -------         -------       -------        ------       --------
                                               (1,285)     (8,456)              0             0       (54,239)      (55,964)
                                               ------     -------         -------       -------        ------       --------


Fund Share Transactions
     Net proceeds from shares sold.........   326,564       4,071       2,501,816         20,240     453,736        154,436
     Dividends reinvested..................     1,195       7,890               0              0      39,722         50,369
     Payment for shares redeemed...........  (464,611)   (570,935)     (1,457,789)      (893,434)   (137,564)      (217,388)
                                             --------     -------       ---------        -------     -------        -------
     Net increase (decrease) in net assets
        from fund share transactions.......  (136,852)   (558,974)      1,044,027       (873,194)    355,894        (12,583)
                                             --------     -------       ---------        -------     -------        -------
     Net increase (decrease) in net assets.   182,347    (196,609)      1,109,811       (853,123)    346,046         65,113
     NET ASSETS, Beginning of Period....... 1,377,212   1,573,821         421,057      1,274,180     946,715        881,602
                                             --------   ---------       ---------      ---------   ---------        -------
     NET ASSETS, End of Period.............$1,559,559  $1,377,212      $1,530,868     $  421,057  $1,292,761     $  946,715
                                             ========   =========       =========       ========   =========        =======

Changes in Shares Outstanding
     Shares sold...........................    13,949         228         266,932          3,947      34,168         11,849
     Shares issued on reinvestment
        of dividends.......................        56         472               0              0       2,948          3,790
     Shares redeemed.......................   (19,771)    (30,797)       (153,575)      (149,906)    (10,221)       (16,488)
                                             --------     -------       ---------        -------     -------        -------
     Net increase (decrease) in
        shares outstanding.................    (5,766)    (30,097)        113,357       (145,959)     26,895           (849)
                                             ========   =========       =========       ========   =========



                       See notes to financial statements



                             MONITREND MUTUAL FUND
                       Statement of Changes in Net Assets


                                                                                                                     PIA
                                                                                                              ADJUSTABLE RATE
                                                 GROWTH             GAMING & LEISURE         TECHNOLOGY     GOVERNMENT SECURITIES
                                            For the   For the    For the    For the    For the   For the     For the    For the
                                         year ended year ended year ended year ended year ended year ended  year ended  period ended
                                           Nov. 30,  Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,   Nov. 30,    Nov. 30,    Nov. 30,
                                            1996      1995       1996       1995        1996       1995        1996       1995*

Operations
     Net investment income (loss).......$ (10,668) $ (11,564) $ (7,980) $ (14,108) $  (11,928) $  (5,180) $ 300,274  $ 128,588
     Net realized gain (loss) on
        investments....................... 89,453      6,015    49,534    (61,506)     20,751     32,371     19,098     26,187

     Net change in unrealized appreciation
        on investments.................... 41,380    169,154   (10,287)   169,021      87,955     32,568     87,797      9,128
                                          -------    -------    ------     ------      ------     ------    -------    -------
     Net increase (decrease) in net assets
        resulting from operations.........120,165    163,605    31,267     93,407      96,778     59,759    407,169    163,903
                                          -------    -------    ------     ------      ------     ------    -------    -------
     Net equalization (debits) credits....      0          0         0          0           0          0          0          0
                                          -------    -------    ------     ------      ------     ------    -------    -------

Dividends Paid to Shareholders
     Dividends from net investment income.      0          0         0          0           0     (6,614)  (300,274)  (128,588)
     Dividends from capital gain..........      0          0         0          0     (28,439)         0    (29,522)      (860)
                                          -------    -------    ------     ------      ------     ------    -------    -------

     Dividends from net investment income.      0          0         0          0     (28,439)    (6,614)  (329,796)  (129,448)
                                          -------    -------    ------     ------      ------     ------    -------    -------


Fund Share Transactions
     Net proceeds from shares sold........ 246,344    20,782    55,339     25,438     604,440     57,649  17,827,441  3,149,716
     Dividends reinvested.................       0         0         0          0      28,186      6,320     247,478     98,158
     Payment for shares redeemed..........(177,649) (268,364) (255,567)  (542,841)    (95,434)  (119,766) (1,093,071 (1,919,246)
                                          --------   -------    ------     ------      ------     ------    -------    -------
     Net increase (decrease) in net assets
        from fund share transactions......  68,695  (247,582) (200,228)  (517,403)    537,192    (55,797) 16,981,848  1,328,628
                                          --------   -------    ------     ------      ------     ------    -------    -------
     Net increase (decrease) in net assets 188,860  (83,977)  (168,961)  (423,996)    605,531     (2,652) 17,059,221  1,363,083
     NET ASSETS, Beginning of Period...... 526,426   610,403   400,206    824,202     280,833    283,485   3,404,951  2,041,868
                                           -------   -------    ------    -------     -------    -------  ----------  ---------
     NET ASSETS, End of Period............$715,286 $ 526,426 $ 231,245 $  400,206   $ 886,364  $ 280,833 $20,464,172 $3,404,951
                                           =======   =======   =======    =======     =======    =======  ==========  =========

Changes in Shares Outstanding
     Shares sold..........................  13,446     1,749     7,403      3,912      30,965      3,426   1,751,176    313,157
     Shares issued on reinvestment
        of dividends......................       0         0         0          0       1,551        452      24,510      9,771
     Shares redeemed...................... (11,283)  (22,376)  (34,577)   (79,221)     (5,056)    (7,868)   (108,439)  (191,073)
                                           -------   -------    ------    -------     -------    -------  ----------  ---------
     Net increase (decrease) in
        shares outstanding................   2,163   (20,627)  (27,174)   (75,309)     27,460     (3,990)  1,667,247   (131,855)
                                           =======   =======   =======    =======     =======    =======  ==========  =========



    * Commencement of operations April 22, 1994.

                       See notes to financial statements

                             MONITREND MUTUAL FUND
               Notes to Financial Statements - November 30, 1996




Note 1. Organization

   Monitrend Mutual Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of seven series of shares: the Growth & Income Series, the Gold Series, the Government Income Series, the Growth Series, the Gaming and Leisure Series, the Technology Series and the PIA Adjustable Rate Government Securities Series (collectively the "Series"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the series are: (1) the Growth & Income Series, to maximize total return through a combination of capital appreciation and income; (2) the Gold Series, long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals; (3) the PIA - Monitrend Government Income Series, growth of capital, whether over the short or long-term, income and preservation of capital; (4) the Growth Series, long-term growth of capital; (5) the Gaming and Leisure Series, long-term growth of capital through investing primarily in equity securities of companies engaged in activities related to the gaming and leisure industry; (6) the Technology Series, long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in technology; (7) the PIA Adjustable Rate Government Securities Fund Series, to provide a high level of current income, consistent with low volatility of principal through investing in adjustable rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

Note 2.  Significant Accounting Policies

   The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

   Security Valuation--Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of 4:20 p.m., Eastern time, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair market value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair market value). Short-term investments which mature after 60 days are valued at market. Stock Index Futures, which are traded on commodities exchanges, are valued at their last sales price as of the close of such commodities exchanges (which is currently 4:15 p.m., Eastern time).

    Options--When the Growth & Income or Gold Series ("Growth & Income/Gold") writes a call, an amount equal to the premium received by Growth & Income/Gold is included in Growth & Income/Gold's Statement of Assets and Liabilities and as an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which Growth & Income/Gold has written either expires on its stipulated expiration date, or Growth & Income/Gold enters into a closing purchase transaction, Growth & Income/Gold realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which Growth & Income/Gold has written is exercised, Growth & Income/Gold realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

   The premium paid by Growth & Income/Gold for the purchase of a call or a put option is included in the asset section of Growth & Income/Gold's Statement of Assets and Liabilities as an investment and is subsequently adjusted to the current market value of the option. If an option which Growth & Income/Gold has purchased expires on its stipulated expiration date, Growth & Income/Gold will realize a loss in the amount of the cost of the option. If Growth & Income/Gold enters into a closing sale transaction, Growth & Income/Gold will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If Growth & Income/Gold exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If Growth & Income/Gold exercises a call option, the cost of the security which Growth & Income/Gold purchases upon exercise will be increased by the premium originally paid.


   Stock Index Futures--The Growth & Income Series ("Growth & Income") may from time to time enter into Stock Index Futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market value of the common stocks so included. Upon entering into a stock index futures contract, Growth & Income is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the stock index futures contract, Growth & Income agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by Growth & Income as unrealized gains or losses. When the futures contract expires or is closed by Growth & Income, Growth & Income realizes a gain or loss.

                            MONITREND MUTUAL FUND
          Notes to Financial Statements - November 30, 1996 (continued)

   Financial Instruments with Off Balance Sheet Risk--Futures contracts involve elements of market risk and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of Growth & Income's exposure to off balance sheet risk.

   The predominant market risk is that movements in the prices of Growth & Income's portfolio securities being hedged may not correlate perfectly with the movement in the prices of the future contracts. The lack of correlation could render Growth & Income's hedging strategy unsuccessful and could result in a loss to Growth & Income.

   Growth & Income purchases futures contracts only on exchanges. The exchange acts as the counterparty to Growth & Income's futures transactions; therefore Growth & Income's credit risk is limited to the failure of the exchange.

   Treasury Bond Futures--The Government Income Series ("Government") may from time to time enter into Treasury Bond futures contracts as a hedge to provide protection against adverse movements in the prices of securities in the portfolio. A Treasury Bond future assigns relative values to a $100,000 par value of a 30 year U.S. Treasury Bond with an 8% coupon, and the value fluctuates with changes in the market value of the government security so included. Upon entering into a Treasury Bond futures contract, Government is required to pledge to the clearing broker an amount of cash and/or securities equal to approximately 5% of the contract amount. This amount is known as the "initial margin". Pursuant to the Treasury Bond futures contract, Government agrees to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the treasury bond futures value at the close of the day and the price at which the futures contract was originally struck. Such payments, known as the "variation margin", are recorded by Government as unrealized gains or losses. When the futures contract expires or is closed by Government, Government realizes a gain or loss.

   Federal Income Taxes--It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore the Series paid no Federal income taxes and no Federal income tax provision was required. At November 30, 1996, Growth & Income had a capital loss carry forward of $1,172,145 expiring as follows: $330 in 1997, $414,384 in 1998,
$739,182 in 1999 and $18,249 in 2002. Gold had a capital loss carryover of $2,099,578 expiring as follows: $193,276 in 1998, $95,110 in 1999, $335,282 in
2000, $348,419 in 2001, $1,039,696 in 2002 and $87,795 in 2003. Government had
a capital loss carry forward of $310,821 expiring as follows: $281,460 in 1998, $12,593 in 2003 and $16,768 in 2004. The Gaming and Leisure Series ("Gaming") had a capital loss carry forward of $64,053 expiring as follows: $2,547 in 2002 and $61,506 in 2003.

   Other--Securities transactions are recorded no later than the first business day after the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

   Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3. Investment Advisory and Administration Agreements

The Growth & Income Series has an investment advisory agreement with MidCap Associates, Inc. ("MidCap") and a sub-advisory agreement with Monitrend Investment Management, Inc. ("MIMI"). Growth & Income pays both MidCap and MIMI a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:



                                     Advisory     Sub-Advisory       Total
Assets                               Fee Rate       Fee Rate        Fee Rate

0 to $20 million ..................   0.250%         0.3875%        0.625%
$20 million to $150 million .......   0.3875%         0.250%        0.625%
$150 million to $250 million ......   0.300%          0.200%        0.500%
Over $250 million .................   0.225%          0.150%        0.375%


                            MONITREND MUTUAL FUND
          Notes to Financial Statements - November 30, 1996 (continued)


   The Gold Series has both an advisory agreement and a sub-advisory agreement with MIMI. Under the agreements, the Gold Series pays MIMI fees computed daily and payable monthly, at the following annual rates based upon daily net assets:


                                           Advisory        Sub-Advisory        Total
          Assets                           Fee Rate          Fee Rate        Fee Rate
          0 to $10 million .............     0.900%           0.100%         1.000%
          $10 million to $50 million....     0.850%           0.150%         1.000%
          $50 million to $75 million....     0.750%           0.125%         0.875%
          $75 million to $100 million...     0.640%           0.110%         0.750%
          $100 million to $150 million..     0.535%           0.090%         0.625%
          $150 million to $250 million..     0.425%           0.075%         0.500%
          Over $250 million ............     0.320%           0.055%         0.375%



   The Growth Series has an investment advisory agreement with MIMI. Growth pays MIMI a fee computed daily and payable monthly, at the following annual rate based upon daily net assets:



          Assets                                  Fee Rate
          0 to $50 million.......................  1.000%
          $50 million to $75 million.............  0.875%
          $75 million to $100 million............  0.750%
          $100 million to $150 million...........  0.625%
          $150  million to $250 million..........  0.500%
          Over $250 million......................  0.375%

   Under a sub-advisory agreement between MIMI and sub-adviser (Robert L. Bender, Inc.), MIMI is responsible for compensating the sub-adviser.

   The Government Income Series has investment advisory agreements with MIMI and Pacific Income Advisers, Inc. ("Pacific") at the following rates, based on daily net assets:

                                        MIMI's    Pacific's      Total
          Assets                        Rate        Rate         Rate

          0 to $50 million ...........  0.20%      0.20%         0.40%
          Over $50 million............  0.10%      0.30%         0.40%

   In the event that the average daily net assets of Government for any month is less than $10 million, the total fee for that month will be paid to MIMI and Pacific will receive no fee.

   The Gaming and Leisure Series has an investment advisory agreement with MIMI. Gaming pays MIMI a fee computed daily and payable monthly at the annual rate of 1.25% of daily net assets. A sub-advisory agreement with Lucky Management Corp. was terminated on 12/31/94.

   The Technology Series has an investment advisory agreement with MIMI. Technology pays MIMI a fee computed daily and payable monthly at the annual rate of 1% of daily net assets. Under a sub-advisory agreement between MIMI and sub-adviser (Negative Beta Associates, Inc.), MIMI is responsible for compensating the sub-adviser.

   The PIA Adjustable Rate Government Securities Series ("Adjustable
Rate Series") has an investment advisory agreement with Pacific. The Adjustable Rate Series pays Pacific a fee, computed daily and payable monthly, at the annual rate of 0.35% of the Adjustable Rate Fund's daily net assets.

   During the year ended November 30, 1996 the advisers agreed to reimburse the series for expenses (except distribution fees) in excess of 1.45% of average net assets (for the Growth & Income, Gold, Growth and Technology Series), 1.00% of average net assets for the Government Series, 1.90% of average net assets of the Gaming Series and 0.40% of average net assets of the Adjustable Rate Series. As a result, the advisers accrued reimbursement to the Growth & Income Series ($33,053), Gold Series ($35,235), Growth Series ($43,620), Technology Series ($41,127), Government Series ($41,485), Gaming Series ($39,312) and Adjustable Rate Series ($23.999) in addition to foregoing their advisory fees.

   The Series has a fund accounting and administrative agreement with American Data Services, Inc. ("ADS"). ADS receives a fee, computed daily and payable monthly, at an annual rate of .1% of average daily net assets, subject to a monthly minimum.

                            MONITREND MUTUAL FUND
          Notes to Financial Statements - November 30, 1996 (continued)


Note 4. Distribution Agreement and Plan

   Syndicated Capital, Inc. serves as the Distributor of each Series's shares. The Distributor has advised each Series that during the year ended November 30, 1996, it retained no portion of the sales charges on sales of shares of the Series. The President and sole shareholder of the Distributor is also the Chairman and majority shareholder of the Adviser, as well as a trustee of the Series.

   The Series has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Series to reimburse the Distributor for marketing expenses incurred in distributing shares of the Series, including the cost of printing sales material and making payments to dealers in the Series's shares, in any fiscal year, subject to a limit of .99% of each Series average net assets in that fiscal year except for the Government Income Series for which the limit is .10% and the PIA Series which the limit is .05%. The Distributor will bear such expenses beyond this limitation. For the period ended November 30, 1996, the following amounts were paid or accrued for such expenses: Growth & Income ($11,998), Gold ($11,658), Growth ($4,103), Gaming ($2,576), Technology ($5,154), Government ($796) and Adjustable Rate ($2,377).

Note 5. Purchases and Sales of Securities

   The cost of purchases and sales of investment securities (other than short-term investments) for the year ended November 30, 1996, were as follows:



                                          Purchases       Sales
          Growth & Income Series ........ $ 1,130,945   $1,305,139
          Gold Series ...................   1,348,128      359,423
          Government Series..............   1,138,355    1,034,652
          Growth Series .................     239,768      203,376
          Gaming Series..................       5,103      279,963
          Technology Series..............     574,449       72,858
          Adjustable Rate Series.........  25,275,510      766,647

                            MONITREND MUTUAL FUND
          Notes to Financial Statements - November 30, 1996 (continued)


Unrealized appreciation and depreciation on investments at November 30, 1996, based on cost for Federal income taxes, are as follows:




                                        Unrealized            Unrealized
                                        Appreciation         Depreciation        Net
          Growth & Income Series .....  $  339,432          $  (11,250)   $  328,182
          Gold Series ................     30,598             (273,857)     (243,259)
          Government Series ..........     29,073                    0        29,073
          Growth Series...............    279,999              (14,868)      265,131
          Gaming Series...............      2,981              (43,036)      (40,055)
          Technology Series...........    149,090              (38,645)      110,445
          Adjustable Rate Series......     96,069                 (606)       95,463



Note 6. Subsequent Events
Subsequent to November 30, 1996, the Funds, with the approval of their shareholders, entered in new investment advisory and sub-advisory agreements as follows:

         Fund                           Investment Adviser            Sub-Adviser


         PIA Adjustable Rate Fund            Pacific                      -
         Gaming & Leisure Fund          Murphy Investment                 -
                                        Management, Inc.

         Growth & Income Fund           Murphy Investment                 -
                                        Management, Inc.

         Government Income Fund             Pacific               Camborne Investment Corp.
              Gold Fund                 Orrell and Company, Inc.          -
         Technology Fund                 Murphy Investment                -
                                         Management, Inc.
         Growth Fund                        Pacific                       -




The agreements are substantially the same as the combination of the Funds' current advisory and sub-advisory agreements.

On December 27, 1996, the Board of Trustees approved a proposal to begin the process to change the name of the Trust to Monterey Mutual Fund.



                MONITREND MUTUAL FUND, GROWTH & INCOME SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)







                                                                      For the Year Ended November 30,
                                                             1996      1995      1994      1993      1992
                                                            -----------------------------------------------
Net asset value, beginning
of period..........................................         $21.42    $16.67   $17.20     $18.53    $19.20
                                                            ------    ------   ------     ------    ------
Income from investment operations
Net investment income..............................           0.01      0.02     0.09       0.07      0.16
Net realized and unrealized gain (loss)
on investments.....................................           5.23      4.82    (0.58)     (1.22)    (0.67)
                                                            ------    ------   ------     ------    ------
Total from investment operations...................           5.24      4.84    (0.49)     (1.15)    (0.51)
                                                            ------    ------   ------     ------    ------
Less distributions
Dividends from net investment income...............          (0.02)    (0.09)   (0.04)     (0.18)    (0.16)
                                                            ------    ------   ------     ------    ------
Total distributions................................          (0.02)    (0.09)   (0.04)     (0.18)    (0.16)
                                                            ------    ------   ------     ------    ------
Net asset value, end of period.....................        $ 26.64   $ 21.42  $ 16.67    $ 17.20   $ 18.53
                                                            ------    ------   ------     ------    ------
Total return**.....................................         24.49%    29.19%   (2.86%)     (6.26%)  (2.68%)
                                                            ======    =====     =====     ======     =====
Ratios/supplemental data
Net assets, end of period
(in 000's).........................................          1,560    1,377     1,573       2,538    6,149
Ratio of  expenses to average net
assets#............................................           2.26%    2.44%     2.44%      2.44%    2.44%
Ratio of net  investment  income (loss) to
average net assets.................................           0.04%    0.10%     0.46%      0.21%    0.57%
Portfolio turnover rate............................          80.93%  151.86%     0.00%      1.59%    4.52%
Average commission rate per share..................        $.13859



**  Excluding sales charge.
& On a per share basis, includes taxes of $.01 and 0.01% expenses of average net assets.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 5.11%, 6.08%, 5.46%, 4.39% and 3.46%, respectively.




                       See notes to financial statements



                       MONITREND MUTUAL FUND, GOLD SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)











                                                                    For the Year Ended November 30,
                                                         1996*       1995*      1994       1993     1992
                                                       ----------------------------------------------------
Net asset value, beginning
of period.....................................         $  5.91     $  5.87    $ 11.94     $ 9.84    $ 14.49
                                                         -----       -----      -----      -----     ------
Income from investment operations
Net investment income.........................           (0.15)      (0.09)     (0.15)     (0.09)      0.01
Net realized and unrealized gain (loss)
on investments................................            2.53        0.13      (5.92)      2.20      (4.66)
                                                         -----       -----      -----      -----     ------
Total from investment operations..............            2.38        0.04      (6.07)      2.11      (4.65)
                                                         -----       -----      -----      -----     ------
Less distributions
Dividends from net investment
income........................................            0.00        0.00       0.00      (0.01)      0.00
                                                         -----       -----      -----      -----     ------
Total distributions ..........................            0.00        0.00       0.00      (0.01)      0.00
                                                         -----       -----      -----      -----     ------
Net asset value, end of period ...............         $  8.29      $ 5.91    $  5.87    $ 11.94     $ 9.84
                                                         =====       =====     ======      =====     ======
Total return**................................          40.27%       0.68%    (50.84%)     21.47%   (32.09%)

Ratios/supplemental data
Net assets, end of period
(in 000's)....................................           1,531         421      1,274      3,147      2,493
Ratio of expenses to average
net assets#...................................            2.37%      2.44%      2.45%       2.43%     2.45%
Ratio of net investment income
(loss) to average net assets..................           (1.72%)    (1.57)%    (1.26%)     (0.84%)    0.06%
Portfolio turnover rate.......................           35.70%     15.57%       229%        969%       626%
Average commission rate per share............          $ .05482


** Based on average shares outstanding.
** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 6.15%, 12.52%, 5.58%, 4.55% and 4.71%, respectively.

                       See notes to financial statements



                MONITREND MUTUAL FUND, GOVERNMENT INCOME SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)











                                                                    For the Year Ended November 30,
                                                         1996        1995       1994       1993     1992
                                                       ----------------------------------------------------

Net asset value, beginning
  of period ......................................       $ 13.88    $ 12.76    $ 14.16   $ 13.13    $ 13.90
                                                          ------     ------     ------    ------     ------
Income from investment operations
Net investment income.............................          0.73       0.81       0.87      0.72       0.56
Net realized and unrealized gain (loss)
  on investments..................................          (.28)      1.12     (1.39)      1.08      (0.68)
                                                          ------     ------     ------    ------     ------
Total from investment operations..................           .45       1.93     (0.52)      1.80      (0.12)
                                                          ------     ------     ------    ------     ------
Less distributions
Dividends from net investment income .............         (0.74)     (0.81)    (0.88)     (0.77)     (0.65)
                                                          ------     ------     ------    ------     ------
Total distributions...............................         (0.74)     (0.81)    (0.88)     (0.77)     (0.65)
                                                          ------     ------     ------    ------     ------
Net asset value, end of period ...................        $ 13.59   $ 13.88    $ 12.76    $ 14.16   $ 13.13
                                                           ------    ------     ------    ------     ------
Total return**....................................           3.42%    15.56%    (3.75%)     13.96%    (0.93%)

Ratios/supplemental data
Net assets, end of period
  (in 000's)......................................          1,293       947        882       1,280    1,893
Ratio of expenses to average
  net assets#.....................................           1.07%     1.10%      1.10%      1.10%    2.17%
Ratio of net investment income
  (loss) to average net assets....................           5.35%     6.04%      6.47%      5.14%    4.32%
Portfolio turnover rate ..........................         129.17%    91.03%     66.36%       118%     159%
Average commission rate per share ................          $ .00


** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratios of expenses to average net assets would have been 5.68%, 5.73%, 5.52%, 3.66% and 3.86%, respectively.


                       See notes to financial statements



                      MONITREND MUTUAL FUND, GROWTH SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)






                                             Year ended     Year ended     Year ended     Year ended     April 1
                                               Nov. 30,       Nov. 30,      Nov. 30,      Nov. 30,    thru Nov. 30,
                                                 1996*          1995*        1994           1993          1992

Net asset value, beginning of period.......  $  15.36        $  11.12      $  13.35       $ 13.59       $ 12.00
                                              -------          ------        ------        ------        ------
Income from investment operations
Net investment (loss)......................     (0.37)          (0.24)        (0.52)        (0.20)       (0.04)
Net realized and unrealized gain (loss)
  on investments...........................      4.64            4.48         (1.71)        (0.04)         1.63
                                              -------          ------        ------        ------        ------
Total from investment operations...........      4.27            4.24         (2.23)        (0.24)         1.59
                                              -------          ------        ------        ------        ------

Less distributions
Dividends from net investment income.......      0.00            0.00          0.00          0.00          0.00
                                              -------          ------        ------        ------        ------
Total distributions........................      0.00            0.00          0.00          0.00          0.00
                                              -------          ------        ------        ------        ------
Net asset value, end of period.............    $19.63         $ 15.36       $ 11.12       $ 13.35      $  13.59
                                               ======         =======       =======       =======      ========
Total return**                                 27.80%          38.13%       (16.70%)       (1.77%)       13.25%

Ratios/supplemental data
Net assets, end of period (in 000's)......       715             526           610          1,261           557
Ratio of expenses to average net assets#..      2.25%          2.44%          2.44%         2.44%         2.44%+
Ratio of net investment income (loss)
   to average net assets..................     (2.07%)         2.21%         (2.22%)       (2.02%)       (1.31%)+
Portfolio turnover rate...................     41.22%         23.75%         26.57%           26%            3%
Average commission rate per share.........   $ .10548


+  Annualized.
*  Based on average shares outstanding.
** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 11.73%, 11.44%, 8.52%, 6.44% and 12.12%, respectively.

                       See notes to financial statements



                MONITREND MUTUAL FUND, GAMING AND LEISURE SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)






                                             Year ended     Year ended     Year ended    Oct.21 thru
                                               Nov. 30,       Nov. 30,      Nov. 30,      Nov. 30,
                                                 1996*          1995*        1994           1993
                                          -------------------------------------------------------------

Net asset value, beginning of period ......   $  6.74        $   6.12      $  7.99        $  8.00
                                                -----           -----        -----          -----
Income from investment operations
Net investment (loss)......................     (0.17)          (0.15)       (0.08)         (0.01)
Net realized and unrealized gain
on investments.............................      0.62            0.77        (1.79)          0.00
                                                -----           -----        -----          -----
Total from investment operations                 0.45            0.62        (1.87)         (0.01)
                                                -----           -----        -----          -----

Less distributions
Dividends from net investment income......       0.00           0.00          0.00           0.00
                                                -----           -----        -----          -----
Total distributions ......................       0.00           0.00          0.00           0.00
                                                -----           -----        -----          -----
Net asset value, end of period............    $  7.19        $  6.74       $  6.12        $  7.99
                                                =====          =====         =====          =====
Total return**............................       6.67%         10.13%       (23.40%)       (0.13%)

Ratios/supplemental data
Net  assets, end of period (in  000's)....        231            400            824           634
Ratio of expenses to average net assets...       2.65%         2.89%          2.89%        2.70%+
Ratio of net investment income
(loss) to average net assets#.............      (2.31%)       (2.18%)        (1.18%)      (2.03%)+
Portfolio turnover rate...................       2.79%        36.89%         26.58%           0%
Average commission rate per share......... $.09613


+  Annualized.
 * Based on average shares outstanding.
** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 15.28%, 9.96%, 6.40% and 5.19%, respectively.


                       See notes to financial statements



                    MONITREND MUTUAL FUND, TECHNOLOGY SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)






                                             Year ended     Year ended     Year ended    Oct.21 thru
                                               Nov. 30,       Nov. 30,      Nov. 30,      Nov. 30,
                                                 1996*          1995*        1994           1993
                                          -------------------------------------------------------------

Net asset value, beginning of period.......   $  17.81      $ 14.35        $  14.82       $  15.00
                                                ------       ------          ------         ------
Income from investment operations
Net investment (loss)......................      (0.40)       (0.32)          (0.18)         (0.01)
Net realized and unrealized (loss)
on investments.............................       4.86         4.19           (0.29)         (0.17)
                                                ------       ------          ------         ------
Total from investment operations ..........       4.46         3.87           (0.47)         (0.18)
                                                ------       ------          ------         ------
Less distributions
Dividends from net investment income.......       0.00         0.00            0.00           0.00
Dividends from Capital Gains...............      (1.76)       (0.41)           0.00           0.00
                                                ------       ------          ------         ------
Total distributions........................      (1.76)       (0.41)           0.00           0.00
                                                ------       ------          ------         ------
Net asset value, end of period.............    $ 20.51      $ 17.81         $ 14.35        $ 14.82
                                                ======       ======          ======         ======
Total return**.............................     26.32%       26.95%           (3.17%)       (1.20%)

Ratios/supplemental data
Net assets, end of period (in 000's).......        886          281             283             38
Ratio of expenses to average net assets#...       2.34%       2.44%            2.44%          1.70%+
Ratio of net investment income (loss) to
average net assets.........................      (2.06%)     (1.97%)          (1.79%)        (1.63%)+
Portfolio turnover rate....................      17.33%       40.77%          29.26%             0%
Average commission rate per share..........      $.07989


+  Annualized.
*  Based on average shares outstanding.
** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 10.44%, 18.74%, 11.19% and 30.48%, respectively.


                       See notes to financial statements



                              MONITREND MUTUAL FUND
                     PIA ADJUSTABLE RATE GOVERNMENT SERIES
                              Financial Highlights
                (For a share outstanding throughout each period)



                                                     Year ended           Year ended      April 22,1994 thru
                                                       Nov. 30,             Nov. 30,         Nov. 30,
                                                         1996                 1995             1994

Net asset value, beginning of period...............    $  10.12              $  9.98         $  10.00
                                                       --------              -------         --------
Income from investment operations
Net investment (loss)..............................        0.56                 0.57             0.27
Net realized and unrealized gain
on investments.....................................        0.19                 0.14            (0.02)
                                                       --------              -------         --------
Total from investment operations...................        0.75                 0.71             0.25
                                                       --------              -------         --------
Less distributions
Dividends from net investment income..............        (0.56)              (0.57)            (0.27)

Dividends from Capital Gains......................        (0.10)               0.00              0.00
                                                       --------              -------         --------
Total distributions...............................        (0.66)              (0.57)            (0.27)
                                                       --------              -------         --------
Net asset value, end of period....................       $10.21              $10.12            $ 9.98
                                                       ========              ======           =======
Total return**                                             7.68%               7.50%             2.50%

Ratios/supplemental data
Net assets, end of period (in 000's).............       20,464                3,405             2,041
Ratio of expenses to
average net assets# .............................        0.44%                 0.46%             0.44%+
Ratio of net investment  income (loss) to
average net assets...............................        5.51%                 5.71%             4.68%+
Portfolio turnover rate .........................       21.54%               163.55%           209.94%+
Average commission rate per share................        $.00


+  Annualized.
** Excluding sales charge.
# Net of expense reimbursement. If the expense reimbursement had not been in effect, the ratio of expenses to average net assets would have been 1.19%, 2.01% and 3.46%, respectively.

                       See notes to financial statements

INDEPENDENT AUDITOR'S REPORT

The Board of Trustees and Shareholders of
Monitrend Mutual Fund


          We have audited the accompanying statements of assets and liabilities, including the schedules of investments of the Government Income Series, the PIA Adjustable Rate Government Securities Series, the Growth Series, the Growth & Income Series, the Gold Series, the Technology Series, and the Gaming & Leisure Series, series of Monitrend Mutual Fund as of November 30, 1996 and the related statements of operations and changes in net assets and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 1996, by correspondence with the custodian and with brokers as to securities purchased but not received, or other auditing procedures where confirmations from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Government Income Series, the PIA Adjustable Rate Government Securities Series, the Growth Series, the Growth & Income Series, the Gold Series, the Technology Series and the Gaming & Leisure Series, series of Monitrend Mutual Fund as of November 30, 1996 and the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated, in conformity with generally accepted accounting principles.



/s/ McGladrey & Pullen, LLP

New York, New York
December 26, 1996, except for
Note 6, as to which
the date is January 29, 1997

                             MONITREND MUTUAL FUND
               Performance Results - Year Ended November 30, 1996

 (All performance measurements reflect the maximum sales load charges for each period shown.)




PIA ADJUSTABLE RATE SERIES                     GOVERNMENT INCOME SERIES

Average Annual Total Returns                   Average Annual Total Returns
1 Year      6.20%                              1 Year     (1.24%)
*Inception  6.23%                              *Inception  5.98%

Value on 11/30/96                              Value on 11/30/96
PIA Adj.Rate    $11,709                        PIA Adj.Rate    $12,680
Lehman Index    $12,339                        Lehman Index    $13,382




[GRAPH SHOWN HERE]                              [GRAPH SHOW HERE]


                             MONITREND MUTUAL FUND
               Performance Results - Year Ended November 30, 1996

 (All performance measurements reflect the maximum sales load charges for each period shown.)







GOLD SERIES                                GROWTH SERIES


Average Annual Total Returns                   Average Annual Total Returns
1 Year      33.96%                              1 Year     22.05%
5 Years   (11.18)%                              *Inception 10.03%
*Inception (8.39)%

Value on 11/30/96                              Value on 11/30/96
GOLD           $4,615                          Growth          $15,622
S&P 500       $36,252                          S&P 500         $20,643


[GRAPH SHOWN HERE]                         [GRAPH SHOWN HERE]


The Gold Fund portfolio was                The Growth Fund invested in companies
positioned over the past year to           that met our requirements for long
take advantage of continued growth         term growth and matched the market
in the North American gold mining          as measured by the S&P 500.
industry. Strong gains in a number         The Fund manager will continue
of the Fund's junior exploration           to seek investment opportunities
and development holdings enabled the       with long term potential.
Fund to post a gain of 40.27% (33.96%
after maximum sales charge) for the
fiscal year ended 11/30/96 versus a
loss of 0.76% for the XAU (Philadelphia
Stock Exchange gold and silver mining
share index) over the same period. The
Gold Fund's advisor anticipates
maintaining a core position of senior
producers in addition to a mix of
mid-tier and junior producers with
impressive growth profiles. In order
to participate in the global search
for gold that is currently underway
in the mining industry, the fund will
maintain a 5% to 10% portfolio exposure
to promising junior exploration and
development companies.




                       See notes to financial statements

The PIA Adjustable Rate Fund was                Bond yields drifted higher,
able to withstand the rise in interest          as inflationary fears resurfaced
rates in 1996 due to its short                  in 1996. The Government
duration securities.  Mortgage Backed           Income Fund sought to
Securities performed extremely well             capitalize on torques of
and the Fund was able to identify               the yield curve.
opportunities as they arose.









                       See notes to financial statements

                             MONITREND MUTUAL FUND
               Performance Results - Year Ended November 30, 1996

 (All performance measurements reflect the maximum sales load charges for each period shown.)




GAMING & LEISURE SERIES                        TECHNOLOGY SERIES

Average Annual Total Returns                   Average Annual Total Returns
1 Year      1.88%                              1 Year     20.63%
*Inception (4.87)%                            *Inception  13.17%


Value on 11/30/96                              Value on 11/30/96
Gaming         $8,561                          Technology      $14,704
S&P 500       $17,530                          S&P 500         $17,530





[GRAPH SHOWN HERE]                          [GRAPH SHOWN HERE]



This sector of the stock market             Electronics and computer technology
performed poorly in 1996.  The              stocks were weak for the first three
Gaming & Leisure Fund increased             quarters of 1996 due to the
its cash position to control the            continuing liquidation of excess
risk associated with this sector,           personal computer inventory.  The
which performed poorly in 1996.             December quarter marked a resurgence
Most new gambling initiatives were          that we believe will continue into
defeated in the November elections.         1997.  Biotechnology stocks fell
Fund shareholders voted to convert to       in midyear and remained depressed
a biotechnology fund as a better way        until the closing few weeks of 1996.
to achieve the objective of capital         The Fund increased its commitment
appreciation.                               to medical and biotechnology in
                                            anticipation of a strong 1997 based
                                            on several new drug approvals.




                       See notes to financial statements

                             MONITREND MUTUAL FUND
               Performance Results - Year Ended November 30, 1996

 (All performance measurements reflect the maximum sales load charges for each period shown.)


GROWTH & INCOME SERIES

Average Annual Total Returns
1 Year      18.88%
5 Years      6.58%
*Inception  (4.71)%

Value on 11/30/96
Growth & Income  $15,015
S&P 500          $36,252


[GRAPH SHOWN HERE]

The Fund performed well in 1996 as
the stock market continued to rally.
Shareholders are voting on a proposal
to pursue the growth with income
objective by investing in convertible
securities of technology companies.
This should provide participation
in a fast-growing sector of the economy
with higher current income and lower
risk than that associated with common
stocks.




                        See notes to financial statement

                             Monitrend Mutual Funds
                                Distributed by:

                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401